UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22584
Guggenheim Equal Weight Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 W. Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 123.3%
Consumer, Non-cyclical - 25.3%
Vertex Pharmaceuticals, Inc.*,1	4,987	$560,090
Clorox Co.1	5,212	500,560
Altria Group, Inc.1	10,746	493,671
Cintas Corp.1	6,991	493,495
Allergan, Inc.1	2,740	488,240
Mallinckrodt plc*,1	5,377	484,736
Regeneron Pharmaceuticals,
Inc.*,1	1,340	483,097
Perrigo Company plc1	3,210	482,110
Dr Pepper Snapple Group, Inc.1	7,495	482,003
Molson Coors Brewing Co. —
Class B1	6,459	480,808
Celgene Corp.*,1	5,068	480,345
Hershey Co.1	5,005	477,628
Actavis plc*,1	1,979	477,493
Tyson Foods, Inc. — Class A1	12,122	477,243
Coca-Cola Co.1	11,186	477,195
Hormel Foods Corp.1	9,281	476,951
Reynolds American, Inc.1	8,080	476,720
Gilead Sciences, Inc.*,1	4,474	476,257
Edwards Lifesciences Corp.*,1	4,653	475,305
PepsiCo, Inc.1	5,104	475,131
Biogen Idec, Inc.*,1	1,434	474,382
ConAgra Foods, Inc.1	14,341	473,826
Zoetis, Inc.1	12,819	473,661
Patterson Companies, Inc.1	11,432	473,627
Monster Beverage Corp.*,1	5,159	472,926
Johnson & Johnson1	4,435	472,727
Alexion Pharmaceuticals,
Inc.*,1	2,850	472,587
Amgen, Inc.1	3,363	472,367
Bristol-Myers Squibb Co.1	9,228	472,289
Humana, Inc.1	3,616	471,128
Kimberly-Clark Corp.1	4,375	470,619
Constellation Brands, Inc. —
Class A*,1	5,399	470,577
Lorillard, Inc.1	7,850	470,294
Archer-Daniels-Midland Co.1	9,200	470,120
McKesson Corp.1	2,410	469,154
Colgate-Palmolive Co.1	7,193	469,128
WellPoint, Inc.1	3,910	467,714
Procter & Gamble Co.1	5,570	466,432
Pfizer, Inc.1	15,759	465,994
Sysco Corp.1	12,263	465,381
Kroger Co.1	8,948	465,296
Estee Lauder Companies, Inc.
— Class A1	6,227	465,281
AmerisourceBergen Corp. —
Class A1	6,015	464,960
Brown-Forman Corp. —
Class B1	5,153	464,904
Becton Dickinson and Co.1	4,079	464,230
UnitedHealth Group, Inc.1	5,382	464,198
Automatic Data Processing,
Inc.1	5,586	464,084
Whole Foods Market, Inc.1	12,174	463,951
AbbVie, Inc.1	8,013	462,831
Merck & Company, Inc.1	7,788	461,673

	Shares	Value
COMMON STOCKS† - 123.3% (continued)
Consumer, Non-cyclical - 25.3% (continued)
Mead Johnson Nutrition Co. —
Class A1	4,797	$461,567
Moody's Corp.1	4,881	461,255
Safeway, Inc.1	13,443	461,095
Cardinal Health, Inc.1	6,152	460,908
Eli Lilly & Co.1	7,106	460,824
Quanta Services, Inc.*,1	12,693	460,629
JM Smucker Co.1	4,652	460,501
Philip Morris International,
Inc.1	5,520	460,368
Keurig Green Mountain, Inc.1	3,537	460,270
Hospira, Inc.*,1	8,812	458,487
DaVita HealthCare Partners,
Inc.*,1	6,261	457,930
Aetna, Inc.1	5,642	457,002
Campbell Soup Co.1	10,686	456,613
McGraw Hill Financial, Inc.1	5,398	455,861
Cigna Corp.1	5,024	455,627
Coca-Cola Enterprises, Inc.1	10,263	455,267
McCormick & Company, Inc.1	6,795	454,586
MasterCard, Inc. — Class A1	6,145	454,238
Abbott Laboratories1	10,900	453,331
Kraft Foods Group, Inc.1	8,035	453,174
CareFusion Corp.*,1	9,998	452,410
DENTSPLY International, Inc.1	9,921	452,398
Total System Services, Inc.1	14,607	452,233
Mondelez International, Inc. —
Class A1	13,131	449,934
Robert Half International, Inc.1	9,173	449,477
Quest Diagnostics, Inc.1	7,406	449,396
Stryker Corp.1	5,557	448,728
Mylan, Inc.*,1	9,855	448,304
Tenet Healthcare Corp.*,1	7,538	447,682
CR Bard, Inc.1	3,135	447,396
Kellogg Co.1	7,259	447,154
Alliance Data Systems Corp.*,1	1,798	446,389
ADT Corp.1	12,579	446,051
Intuitive Surgical, Inc.*,1	965	445,656
Baxter International, Inc.1	6,209	445,620
Zimmer Holdings, Inc.1	4,420	444,431
Express Scripts Holding Co.*,1	6,290	444,263
Equifax, Inc.1	5,941	444,030
Laboratory Corporation of
America Holdings*,1	4,361	443,732
Western Union Co.1	27,639	443,330
General Mills, Inc.1	8,785	443,203
H&R Block, Inc.1	14,292	443,195
Covidien plc1	5,115	442,499
St. Jude Medical, Inc.1	7,352	442,076
United Rentals, Inc.*,1	3,978	441,956
Medtronic, Inc.1	7,114	440,712
Boston Scientific Corp.*,1	37,103	438,186
Varian Medical Systems, Inc.*,1	5,435	435,452
Universal Health Services, Inc.
— Class B1	4,152	433,884
Avon Products, Inc.1	34,127	430,000
Avery Dennison Corp.1	9,610	429,087

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 123.3% (continued)
Consumer, Non-cyclical - 25.3% (continued)
Automatic Data Processing,
Inc.*	777	$56,682
Total Consumer, Non-cyclical		46,760,498
Financial - 20.5%
Discover Financial Services1	7,429	478,353
Crown Castle International
Corp.1	5,886	473,999
Legg Mason, Inc.1	9,233	472,359
Travelers Companies, Inc.1	5,018	471,391
Bank of America Corp.1	27,623	470,973
Ventas, Inc.1	7,579	469,520
Progressive Corp.1	18,507	467,857
Capital One Financial Corp.1	5,730	467,682
CME Group, Inc. — Class A1	5,846	467,417
Berkshire Hathaway, Inc. —
Class B*,1	3,383	467,328
Aon plc1	5,326	466,930
Allstate Corp.1	7,603	466,595
Navient Corp.1	26,322	466,163
Boston Properties, Inc.1	4,022	465,587
JPMorgan Chase & Co.1	7,726	465,414
Chubb Corp.1	5,109	465,328
Wells Fargo & Co.1	8,971	465,325
Hartford Financial Services
Group, Inc.1	12,484	465,029
Goldman Sachs Group, Inc.1	2,532	464,799
Intercontinental Exchange,
Inc.1	2,382	464,609
ACE Ltd.1	4,422	463,735
American Express Co.1	5,292	463,262
Public Storage1	2,793	463,191
BlackRock, Inc. — Class A1	1,409	462,603
Visa, Inc. — Class A1	2,167	462,373
Charles Schwab Corp.1	15,711	461,747
Macerich Co.1	7,234	461,746
Genworth Financial, Inc. —
Class A*,1	35,215	461,317
Assurant, Inc.1	7,170	461,031
State Street Corp.1	6,261	460,872
Simon Property Group, Inc.1	2,802	460,705
Marsh & McLennan
Companies, Inc.1	8,802	460,697
PNC Financial Services Group,
Inc.1	5,379	460,335
XL Group plc — Class A1	13,873	460,167
U.S. Bancorp1	10,990	459,712
General Growth Properties,
Inc.1	19,503	459,296
CBRE Group, Inc. — Class A*,1	15,439	459,156
Citigroup, Inc.1	8,854	458,814
Ameriprise Financial, Inc.1	3,715	458,357
Morgan Stanley1	13,247	457,949
Health Care REIT, Inc.1	7,333	457,359
T. Rowe Price Group, Inc.1	5,832	457,229
Franklin Resources, Inc.1	8,364	456,758
Plum Creek Timber Company,
Inc.1	11,703	456,534
Equity Residential1	7,404	455,938
Zions Bancorporation1	15,679	455,632

	Shares	Value
COMMON STOCKS† - 123.3% (continued)
Financial - 20.5% (continued)
Loews Corp.1	10,936	$455,594
Host Hotels & Resorts, Inc.1	21,343	455,246
Kimco Realty Corp.1	20,760	454,852
Cincinnati Financial Corp.1	9,654	454,221
HCP, Inc.1	11,437	454,163
M&T Bank Corp.1	3,683	454,077
American International Group,
Inc.1	8,403	453,930
Northern Trust Corp.1	6,668	453,624
Lincoln National Corp.1	8,456	453,071
E*TRADE Financial Corp.*,1	20,043	452,771
Torchmark Corp.1	8,645	452,738
Essex Property Trust, Inc.1	2,532	452,595
American Tower Corp. —
Class A1	4,831	452,327
BB&T Corp.1	12,154	452,251
Aflac, Inc.1	7,757	451,845
Affiliated Managers Group,
Inc.*,1	2,254	451,611
SunTrust Banks, Inc.1	11,871	451,454
Vornado Realty Trust1	4,515	451,319
Comerica, Inc.1	9,051	451,283
AvalonBay Communities, Inc.1	3,199	450,963
Principal Financial Group, Inc.1	8,582	450,298
Bank of New York Mellon
Corp.1	11,624	450,198
Regions Financial Corp.1	44,810	449,892
Fifth Third Bancorp1	22,465	449,749
MetLife, Inc.1	8,361	449,153
Invesco Ltd.1	11,367	448,769
NASDAQ OMX Group, Inc.1	10,575	448,592
Prudential Financial, Inc.1	5,100	448,494
Apartment Investment &
Management Co. — Class A1	14,084	448,153
Prologis, Inc.1	11,877	447,763
People's United Financial, Inc.1	30,878	446,804
Weyerhaeuser Co.1	14,016	446,550
Huntington Bancshares, Inc.1	45,783	445,469
Hudson City Bancorp, Inc.1	45,783	445,011
Unum Group1	12,912	443,915
KeyCorp1	33,294	443,809
Iron Mountain, Inc.1	13,172	430,066
Total Financial		37,971,793
Consumer, Cyclical - 16.8%
NIKE, Inc. — Class B1	5,667	505,496
Darden Restaurants, Inc.1	9,747	501,580
Home Depot, Inc.1	5,220	478,882
L Brands, Inc.1	7,114	476,496
Carnival Corp.1	11,837	475,492
Wynn Resorts Ltd.1	2,541	475,370
Hasbro, Inc.1	8,641	475,212
McDonald's Corp.1	4,969	471,111
WW Grainger, Inc.1	1,867	469,831
Bed Bath & Beyond, Inc.*,1	7,123	468,907
Kohl's Corp.1	7,681	468,771
Wyndham Worldwide Corp.1	5,761	468,139
Wal-Mart Stores, Inc.1	6,121	468,073
Tractor Supply Co.1	7,597	467,291
Ross Stores, Inc.1	6,171	466,404

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 123.3% (continued)
Consumer, Cyclical - 16.8% (continued)
Yum! Brands, Inc.1	6,479	$466,358
Newell Rubbermaid, Inc.1	13,549	466,221
Chipotle Mexican Grill, Inc. —
Class A*,1	698	465,280
Dollar Tree, Inc.*,1	8,294	465,045
VF Corp.1	7,042	464,984
Target Corp.1	7,417	464,898
Starwood Hotels & Resorts
Worldwide, Inc.1	5,584	464,645
Starbucks Corp.1	6,145	463,702
Costco Wholesale Corp.1	3,699	463,559
Best Buy Company, Inc.1	13,795	463,374
Lowe's Companies, Inc.1	8,756	463,368
Under Armour, Inc. — Class A*,1	6,698	462,832
Southwest Airlines Co.1	13,693	462,412
PetSmart, Inc.1	6,579	461,122
Lennar Corp. — Class A1	11,874	461,068
Nordstrom, Inc.1	6,714	459,037
Marriott International, Inc. —
Class A1	6,567	459,033
Genuine Parts Co.1	5,233	458,986
TJX Companies, Inc.1	7,744	458,212
CVS Health Corp.1	5,756	458,120
Family Dollar Stores, Inc.1	5,909	456,411
Fastenal Co.1	10,126	454,657
Macy's, Inc.1	7,783	452,815
O'Reilly Automotive, Inc.*,1	3,007	452,132
Coach, Inc.1	12,548	446,834
AutoZone, Inc.*,1	875	445,953
AutoNation, Inc.*,1	8,858	445,646
General Motors Co.1	13,940	445,244
Whirlpool Corp.1	3,049	444,087
DR Horton, Inc.1	21,612	443,478
Dollar General Corp.*,1	7,255	443,353
PVH Corp.1	3,658	443,167
Tiffany & Co.1	4,585	441,581
Ralph Lauren Corp. — Class A1	2,669	439,664
Mohawk Industries, Inc.*,1	3,261	439,648
PACCAR, Inc.1	7,712	438,620
Urban Outfitters, Inc.*,1	11,947	438,455
GameStop Corp. — Class A1	10,635	438,162
Johnson Controls, Inc.1	9,957	438,109
Walgreen Co.1	7,383	437,590
The Gap, Inc.1	10,472	436,578
PulteGroup, Inc.1	24,696	436,131
Staples, Inc.1	35,827	433,507
Michael Kors Holdings Ltd.*,1	6,037	430,981
Goodyear Tire & Rubber Co.1	18,853	425,795
Fossil Group, Inc.*,1	4,503	422,832
Delta Air Lines, Inc.1	11,685	422,413
Harley-Davidson, Inc.1	7,199	418,982
Mattel, Inc.1	13,506	413,959
Ford Motor Co.1	27,956	413,469
CarMax, Inc.*,1	8,829	410,107
Harman International
Industries, Inc.1	4,170	408,827
Delphi Automotive plc1	6,609	405,396

	Shares	Value
COMMON STOCKS† - 123.3% (continued)
Consumer, Cyclical - 16.8% (continued)
BorgWarner, Inc.1	7,704	$405,307
Total Consumer, Cyclical		31,159,201
Industrial - 16.2%
Kansas City Southern1	4,034	488,922
FedEx Corp.1	3,016	486,932
Lockheed Martin Corp.1	2,659	486,013
L-3 Communications Holdings,
Inc.1	4,041	480,556
Norfolk Southern Corp.1	4,299	479,768
CSX Corp.1	14,822	475,193
Rockwell Collins, Inc.1	6,035	473,748
Waste Management, Inc.1	9,910	471,022
Northrop Grumman Corp.1	3,568	470,120
Union Pacific Corp.1	4,334	469,892
Raytheon Co.1	4,602	467,655
General Dynamics Corp.1	3,669	466,293
Tyco International Ltd.1	10,462	466,291
Pall Corp.1	5,561	465,456
Boeing Co.1	3,653	465,319
United Parcel Service, Inc. —
Class B1	4,730	464,912
Masco Corp.1	19,422	464,574
Deere & Co.1	5,659	463,981
Martin Marietta Materials, Inc.1	3,589	462,766
Republic Services, Inc. —
Class A1	11,846	462,231
Stericycle, Inc.*,1	3,960	461,578
Leggett & Platt, Inc.1	13,217	461,539
Roper Industries, Inc.1	3,152	461,106
General Electric Co.1	17,928	459,315
Danaher Corp.1	6,033	458,387
CH Robinson Worldwide, Inc.1	6,905	457,940
Precision Castparts Corp.1	1,933	457,889
Thermo Fisher Scientific, Inc.1	3,762	457,835
Textron, Inc.1	12,720	457,793
Honeywell International, Inc.1	4,908	457,033
3M Co.1	3,222	456,493
PerkinElmer, Inc.1	10,382	452,655
United Technologies Corp.1	4,280	451,968
Waters Corp.*,1	4,557	451,690
Agilent Technologies, Inc.1	7,914	450,940
Pentair plc1	6,882	450,702
Garmin Ltd.1	8,664	450,441
Ryder System, Inc.1	5,003	450,120
Emerson Electric Co.1	7,192	450,076
Parker-Hannifin Corp.1	3,938	449,523
Stanley Black & Decker, Inc.1	5,047	448,123
AMETEK, Inc.1	8,902	446,969
Snap-on, Inc.1	3,689	446,664
Bemis Company, Inc.1	11,747	446,621
Ball Corp.1	7,058	446,559
Vulcan Materials Co.1	7,406	446,063
Amphenol Corp. — Class A1	4,450	444,377
Expeditors International of
Washington, Inc.1	10,936	443,783
Illinois Tool Works, Inc.1	5,255	443,627
Xylem, Inc.1	12,484	443,058
Fluor Corp.1	6,626	442,550

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 123.3% (continued)
Industrial - 16.2% (continued)
Cummins, Inc.1	3,347	$441,737
Rockwell Automation, Inc.1	4,019	441,608
Flowserve Corp.1	6,245	440,397
Eaton Corporation plc1	6,913	438,077
Sealed Air Corp.1	12,548	437,674
Caterpillar, Inc.1	4,416	437,316
Ingersoll-Rand plc1	7,748	436,677
Jabil Circuit, Inc.1	21,571	435,087
FLIR Systems, Inc.1	13,871	434,717
Dover Corp.1	5,407	434,344
Allegion plc1	9,117	434,334
Joy Global, Inc.1	7,924	432,175
Jacobs Engineering Group,
Inc.*,1	8,675	423,514
TE Connectivity Ltd.1	7,362	407,045
Owens-Illinois, Inc.*,1	14,714	383,300
Total Industrial		29,893,063
Technology - 11.4%
Micron Technology, Inc.*,1	14,712	504,034
Paychex, Inc.1	11,050	488,410
Intuit, Inc.1	5,522	484,004
Lam Research Corp.1	6,473	483,532
Autodesk, Inc.*,1	8,662	477,276
Computer Sciences Corp.1	7,767	474,952
Cerner Corp.*,1	7,894	470,246
NetApp, Inc.1	10,913	468,821
Altera Corp.1	13,066	467,501
Analog Devices, Inc.1	9,442	467,285
KLA-Tencor Corp.1	5,925	466,772
Intel Corp.1	13,396	466,449
Dun & Bradstreet Corp.1	3,966	465,886
Accenture plc — Class A1	5,728	465,801
Broadcom Corp. — Class A1	11,486	464,264
Cognizant Technology
Solutions Corp. — Class A*,1	10,362	463,907
Xilinx, Inc.1	10,925	462,674
Texas Instruments, Inc.1	9,697	462,450
Fiserv, Inc.*,1	7,142	461,623
Linear Technology Corp.1	10,393	461,345
Microsoft Corp.1	9,932	460,448
QUALCOMM, Inc.1	6,157	460,359
International Business
Machines Corp.1	2,425	460,338
Citrix Systems, Inc.*,1	6,444	459,715
Apple, Inc.1	4,562	459,622
Microchip Technology, Inc.1	9,729	459,501
Avago Technologies Ltd.1	5,279	459,273
SanDisk Corp.1	4,686	458,994
Fidelity National Information
Services, Inc.1	8,134	457,944
EMC Corp.1	15,642	457,685
CA, Inc.1	16,273	454,667
Xerox Corp.1	34,228	452,836
Adobe Systems, Inc.*,1	6,534	452,087
Western Digital Corp.1	4,643	451,857
salesforce.com, Inc.*,1	7,828	450,345
Hewlett-Packard Co.1	12,686	449,972
Applied Materials, Inc.1	20,798	449,445
NVIDIA Corp.1	24,257	447,542

	Shares	Value
COMMON STOCKS† - 123.3% (continued)
Technology - 11.4% (continued)
Electronic Arts, Inc.*,1	12,481	$444,448
Akamai Technologies, Inc.*,1	7,424	443,955
Oracle Corp.1	11,452	438,383
Pitney Bowes, Inc.1	17,482	436,875
Seagate Technology plc1	7,602	435,367
Teradata Corp.*,1	10,339	433,411
Red Hat, Inc.*,1	7,662	430,221
First Solar, Inc.*,1	6,372	419,341
Total Technology		21,111,863
Energy - 10.3%
Kinder Morgan, Inc.1	12,282	470,892
Schlumberger Ltd.1	4,537	461,367
Murphy Oil Corp.1	8,098	460,856
Noble Energy, Inc.1	6,741	460,816
Tesoro Corp.1	7,541	459,850
Cabot Oil & Gas Corp. —
Class A1	14,050	459,296
Occidental Petroleum Corp.1	4,762	457,866
Spectra Energy Corp.1	11,641	457,026
Williams Companies, Inc.1	8,252	456,748
Exxon Mobil Corp.1	4,842	455,390
Halliburton Co.1	7,042	454,279
Phillips 661	5,586	454,198
Baker Hughes, Inc.1	6,975	453,794
EOG Resources, Inc.1	4,577	453,215
ConocoPhillips1	5,912	452,386
Apache Corp.1	4,819	452,360
Marathon Petroleum Corp.1	5,339	452,053
Devon Energy Corp.1	6,630	452,033
Pioneer Natural Resources
Co.1	2,293	451,652
Chevron Corp.1	3,781	451,149
Hess Corp.1	4,783	451,133
QEP Resources, Inc.1	14,635	450,465
Helmerich & Payne, Inc.1	4,600	450,202
Equities Corp.1	4,912	449,644
ONEOK, Inc.1	6,859	449,607
Newfield Exploration Co.*,1	12,100	448,547
CONSOL Energy, Inc.1	11,840	448,262
Anadarko Petroleum Corp.1	4,398	446,133
FMC Technologies, Inc.*,1	8,181	444,310
Valero Energy Corp.1	9,578	443,174
Marathon Oil Corp.1	11,718	440,480
Cimarex Energy Co.1	3,461	437,920
National Oilwell Varco, Inc.1	5,751	437,651
Nabors Industries Ltd.1	19,220	437,447
Denbury Resources, Inc.1	29,096	437,313
Range Resources Corp.1	6,399	433,916
Cameron International Corp.*,1	6,524	433,063
Southwestern Energy Co.*,1	12,371	432,366
Chesapeake Energy Corp.1	18,618	428,028
Ensco plc — Class A1	10,028	414,257
Transocean Ltd.1	12,933	413,468
Diamond Offshore Drilling,
Inc.1	11,644	399,040
Noble Corporation plc1	17,872	397,116
Total Energy		19,150,768
Communications - 9.3%
eBay, Inc.*,1	8,886	503,214

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 123.3% (continued)
Communications - 9.3% (continued)
CenturyLink, Inc.1	11,730	$479,640
Verizon Communications, Inc.1	9,582	479,004
Motorola Solutions, Inc.1	7,536	476,878
AT&T, Inc.1	13,443	473,731
Facebook, Inc. — Class A*,1	5,986	473,133
Frontier Communications
Corp.1	72,467	471,760
Expedia, Inc.1	5,359	469,556
Cisco Systems, Inc.1	18,433	463,959
Scripps Networks Interactive,
Inc. — Class A1	5,920	462,293
DIRECTV*,1	5,340	462,016
Priceline Group, Inc.*,1	398	461,115
Walt Disney Co.1	5,172	460,463
Nielsen N.V.1	10,295	456,377
VeriSign, Inc.*,1	8,260	455,291
Time Warner, Inc.1	6,038	454,118
Twenty-First Century Fox, Inc. —
Class A1	13,232	453,725
Windstream Holdings, Inc.1	41,896	451,639
Amazon.com, Inc.*,1	1,400	451,416
Interpublic Group of
Companies, Inc.1	24,591	450,507
Omnicom Group, Inc.1	6,529	449,587
Viacom, Inc. — Class B1	5,833	448,791
Symantec Corp.1	18,907	444,504
Juniper Networks, Inc.1	20,025	443,554
News Corp. — Class A*,1	27,090	442,922
Harris Corp.1	6,647	441,361
Yahoo!, Inc.*,1	10,816	440,752
F5 Networks, Inc.*,1	3,708	440,288
Netflix, Inc.*,1	973	438,998
Comcast Corp. — Class A1	8,125	436,963
CBS Corp. — Class B1	8,100	433,350
Corning, Inc.1	22,373	432,694
Time Warner Cable, Inc.1	3,006	431,331
Gannett Company, Inc.1	14,426	428,019
TripAdvisor, Inc.*,1	4,670	426,931
Cablevision Systems Corp. —
Class A1	24,219	424,075
Google, Inc. — Class A*,1	400	235,364
Google, Inc. — Class C*,1	400	230,944
Discovery Communications,
Inc. — Class A*,1	5,911	223,436
Discovery Communications,
Inc. — Class C*,1	5,911	220,362
Total Communications		17,224,061
Utilities - 7.5%
NiSource, Inc.1	11,883	486,965
Exelon Corp.1	14,114	481,145
Entergy Corp.1	6,144	475,115
Duke Energy Corp.1	6,348	474,640
Sempra Energy1	4,476	471,681
Public Service Enterprise
Group, Inc.1	12,634	470,490
CenterPoint Energy, Inc.1	19,125	467,989
Dominion Resources, Inc.1	6,763	467,256
DTE Energy Co.1	6,137	466,903

	Shares	Value
COMMON STOCKS† - 123.3% (continued)
Utilities - 7.5% (continued)
Southern Co.1	10,696	$466,880
NRG Energy, Inc.1	15,317	466,862
PPL Corp.1	14,213	466,755
Consolidated Edison, Inc.1	8,219	465,689
Ameren Corp.1	12,128	464,866
CMS Energy Corp.1	15,653	464,268
NextEra Energy, Inc.1	4,929	462,735
TECO Energy, Inc.1	26,608	462,447
American Electric Power
Company, Inc.1	8,837	461,380
SCANA Corp.1	9,298	461,274
Northeast Utilities1	10,406	460,986
Pepco Holdings, Inc.1	17,114	457,971
AES Corp.1	32,185	456,383
Edison International1	8,154	455,972
FirstEnergy Corp.1	13,569	455,511
AGL Resources, Inc.1	8,836	453,640
Wisconsin Energy Corp.1	10,514	452,102
Integrys Energy Group, Inc.1	6,965	451,471
Xcel Energy, Inc.1	14,832	450,893
PG&E Corp.1	10,000	450,400
Pinnacle West Capital Corp.1	8,193	447,666
Total Utilities		13,898,335
Basic Materials - 5.8%
Sigma-Aldrich Corp.1	4,545	618,165
CF Industries Holdings, Inc.1	1,850	516,557
EI du Pont de Nemours & Co.1	7,159	513,731
Airgas, Inc.1	4,264	471,812
Sherwin-Williams Co.1	2,152	471,266
Air Products & Chemicals, Inc.1	3,617	470,861
Dow Chemical Co.1	8,805	461,734
Monsanto Co.1	4,102	461,516
Ecolab, Inc.1	4,017	461,272
Nucor Corp.1	8,439	458,069
PPG Industries, Inc.1	2,323	457,027
Praxair, Inc.1	3,523	454,467
International Flavors &
Fragrances, Inc.1	4,719	452,458
Eastman Chemical Co.1	5,584	451,690
LyondellBasell Industries N.V.
— Class A1	4,153	451,265
MeadWestvaco Corp.1	10,915	446,860
Alcoa, Inc.1	27,738	446,304
Mosaic Co.1	10,019	444,944
International Paper Co.1	9,315	444,698
Freeport-McMoRan, Inc.1	13,545	442,244
FMC Corp.1	7,429	424,865
Newmont Mining Corp.1	18,426	424,719
Allegheny Technologies, Inc.1	11,111	412,218
Total Basic Materials		10,658,742
Diversified - 0.2%
Leucadia National Corp.1	17,776	423,780
Total Common Stocks
(Cost $190,505,363)		228,252,104

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 3.1%
Dreyfus Treasury Prime Cash
Management Institutional
Shares1	$5,799,031	$5,799,031
Total Short Term Investments
(Cost $5,799,031)		5,799,031
Total Investments - 126.4%
(Cost $196,304,394)		$234,051,135

	Contracts	Value
CALL OPTIONS WRITTEN*† - (0.1)%
Call options on:
Industrial Select Sector
SPDR Fund Expiring
October 2014 with strike
price of $55.00	1,050	$(6,825)
Consumer Discretionary
Select Sector SPDR
Expiring October 2014
with strike price of $69.00	838	(10,894)
Financial Select Sector
SPDR Fund Expiring
October 2014 with strike
price of $24.00	2,413	(12,065)
Materials Select Sector
SPDR Fund Expiring
October 2014 with strike
price of $51.00	1,134	(17,010)
SPDR S&P MidCap 400 ETF
Trust Expiring October
2014 with strike price of
$260.00	884	(22,100)
S&P 500 Index Expiring
October 2014 with strike
price of $2,055.00	572	(25,740)
NASDAQ 100 Index Expiring
October 2014 with strike
price of $4,195.00	56	(32,480)
Dow Jones Industrial
Average Index Expiring
October 2014 with strike
price of $174.00	2,667	(76,010)
Total Call options		(203,124)
Total Call Options Written
(Premiums received
$839,810)		(203,124)
Other Assets & Liabilities, net - (26.3)%		(48,755,663)
Total Net Assets - 100.0%		$185,092,348

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of September 30, 2014, the total amount segregated was $233,994,453.

plc	Public Limited Company
REIT	Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Equal Weight Enhanced Equity Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Exchange traded options are valued between the bid and ask prices on the principal exchange on which they are traded.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Fund’s investments at September 30, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets:
Common Stocks	$228,252,104	$–	$–	$228,252,104
Money Market Fund	$5,799,031	$–	$–	$5,799,031
Total Assets	$234,051,135	$–	$–	$234,051,135
Liabilities:
Options Written	$203,124	$–	$–	$203,124
Total Liabilities	$203,124	$–	$–	$203,124

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels for the period ended September 30, 2014.

3.  Federal Income Taxes

At September 30, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation On Investments	Net Tax Unrealized Appreciation On Derivatives
$196,541,586	$40,746,942	$(3,237,393)	$37,509,549	$636,686

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Equal Weight Enhanced Equity Income Fund

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: November 26, 2014

By:    /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date: November 26, 2014